SCHEDULE OF INVESTMENTS
Ivy Securian Core Bond Fund (in thousands)	JUNE 30, 2019 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
Air Canada Enhanced Equipment Trust, Series 2015-2, Class AA, 3.550%, 1-15-30 (A)	$4,823	$4,842
Air Canada Pass Through Certificates, Series 2015-1, Class C, 5.000%, 3-15-20 (A)	6,430	6,494
America West Airlines, Inc., Pass Through Certificates, Series 2000-1, 8.057%, 7-2-20	662	696
American Airlines Class B Pass Through Certificates, Series 2013-2, 5.600%, 7-15-20 (A)	1,681	1,711
American Airlines Class B Pass Through Certificates, Series 2016-3, 3.750%, 10-15-25	4,519	4,549
American Airlines Pass-Through Trusts, Pass-Through Certificates, Series 2013-1, 3.700%, 5-1-23	1,278	1,285
American Airlines Pass-Through Trusts, Pass-Through Certificates, Series 2017-1B, 4.950%, 2-15-25	416	435
American Airlines, Inc., Class A Pass Through Certificates, Series 2013-2, 5.625%, 1-15-21 (A)	3,377	3,460
Bank of the West Auto Trust, Series 2017-1, Class D, 3.210%, 4-15-25 (A)	4,500	4,511
CarMax Auto Owner Trust, Series 2018-1, Class C, 2.950%, 11-15-23	3,700	3,729
CCG Receivables Trust, Series 2015-1, Class A3, 2.750%, 11-14-23 (A)	3,250	3,256
Chesapeake Funding II LLC 2016-2A, Class D, 4.000%, 6-15-28 (A)	2,135	2,142

Chesapeake Funding II LLC 2017-2A, Class D:
3.710%, 5-15-29 (A)	2,050	2,079
3.380%, 8-15-29 (A)	2,500	2,525
Chesapeake Funding II LLC 2017-4A, Class D, 3.260%, 11-15-29 (A)	3,375	3,392
Chesapeake Funding II LLC 2018-1A, Class C, 3.570%, 4-15-30 (A)	3,100	3,134
CommonBond Student Loan Trust, Series 2017-BGS, Class C, 4.440%, 9-25-42 (A)	625	623
Continental Airlines Pass Through Certificates, Series 2001-1 A-1, 8.048%, 11-1-20	187	189
Continental Airlines Pass Through Certificates, Series 2009-2, 7.250%, 11-10-19	1,016	1,031
Continental Airlines, Inc. Class B Pass Through Certificates, Series 2012-1B, 6.250%, 4-11-20	997	1,017
CVS Caremark Corp. Pass-Through Trust:
6.036%, 12-10-28	8,225	9,206
6.943%, 1-10-30	2,617	3,077
Delta Air Lines, Inc. Class A Pass Through Certificates, Series 2010-2, 4.250%, 7-30-23	1,858	1,967
Delta Air Lines, Inc. Pass-Through Certificates, Series 2012-1A, 4.750%, 5-7-20	755	768
DT Auto Owner Trust, Series 2015-3A, Class D, 4.530%, 10-17-22 (A)	4,032	4,048
Earnest Student Loan Program LLC, Series 2016-B, Class A2:
8.250%, 4-17-23 (A)	8,200	8,744
3.020%, 5-25-34 (A)	1,141	1,142

Earnest Student Loan Program LLC, Series 2017-A, Class B, 3.590%, 1-25-41 (A)	1,186	1,208
Fan Engine Securitization Ltd., Series 2013-1X, 3.000%, 10-15-19 (A)	62	62
Flagship Credit Auto Trust, Series 2016-1, Class D, 8.590%, 5-15-23 (A)	4,200	4,468
Foursight Capital Automobile Receivables Trust, Series 2016-1, Class B:
2.340%, 1-15-21 (A)	105	105
3.710%, 1-18-22 (A)	3,202	3,226
GM Financial Securitized Term Auto Receivables Trust 2018-1, Class C, 2.770%, 7-17-23	1,400	1,411
Hawaiian Airlines Pass Through Certificates, Series 2013-1, 4.950%, 1-15-22	4,503	4,595
Hyundai Auto Receivables Trust 2016-B, Class D, 2.680%, 9-15-23	2,520	2,522
Invitation Homes Trust, Series 2018-SFR2 (1-Month U.S. LIBOR plus 128 bps), 3.674%, 6-17-37 (A)(B)	4,000	4,000
One Market Plaza Trust, Series 2017-1MKT, 3.614%, 2-10-32 (A)	4,000	4,173
Prestige Auto Receivables Trust, Series 2016-1A, Class E, 7.690%, 3-15-23 (A)	2,000	2,053
Progress Residential Trust, Series 2017-SFR1, Class D, 3.565%, 8-17-34 (A)	2,750	2,786
Progress Residential Trust, Series 2018-SFR1, 3.684%, 3-17-35 (A)	4,500	4,575

SoFi Professional Loan Program LLC, Series 2015-A2, 2.420%, 3-25-30 (A)	446	445
SoFi Professional Loan Program LLC, Series 2017-F, 2.840%, 1-25-41 (A)	5,500	5,557
SoFi Professional Loan Program LLC, Series 2018-A, 2.950%, 2-25-42 (A)	3,500	3,556
U.S. Airways, Inc., Series 2012-2, Class A, 6.750%, 6-3-21	2,781	2,950
U.S. Airways, Inc., Series 2013-1, Class B, 5.375%, 11-15-21	1,376	1,433
United Airlines Pass-Through Certificates, Series 2014-1B, 4.750%, 4-11-22	730	752
United Airlines Pass-Through Certificates, Series 2014-2B, 4.625%, 9-3-22	3,390	3,488
Virgin Australia 2013-1B Trust, 6.000%, 10-23-20 (A)	263	268
Volvo Financial Equipment LLC, Series 2018-1A, 3.060%, 12-15-25 (A)	2,600	2,620
Westlake Automobile Receivables Trust 2017-1A, 5.050%, 8-15-24 (A)	1,775	1,807
Westlake Automobile Receivables Trust 2017-2A, 4.630%, 7-15-24 (A)	2,150	2,201
Westlake Automobile Receivables Trust 2018-1A, 2.920%, 5-15-23 (A)	5,500	5,516
Wheels SPV LLC 2016-1A, Class A3, 1.870%, 5-20-25 (A)	604	603

TOTAL ASSET-BACKED SECURITIES – 13.6%		$146,432

(Cost: $144,473)

CORPORATE DEBT SECURITIES
Communication Services
Broadcasting – 0.7%
NBCUniversal Media LLC, 4.375%, 4-1-21	7,500	7,776

Cable & Satellite – 0.6%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp., 3.579%, 7-23-20	5,791	5,842

Integrated Telecommunication Services – 1.0%
AT&T, Inc., 5.250%, 3-1-37	5,775	6,476
Verizon Communications, Inc. (3-Month U.S. LIBOR plus 110 bps), 3.618%, 5-15-25(B)	3,925	3,975

		10,451

Total Communication Services - 2.3%		24,069

Consumer Discretionary
Auto Parts & Equipment – 0.2%
Lear Corp., 5.250%, 1-15-25	2,245	2,329

Total Consumer Discretionary - 0.2%		2,329

Consumer Staples
Distillers & Vintners – 0.2%
Bacardi Ltd., 5.300%, 5-15-48(A)	2,325	2,444

Tobacco – 0.6%
Altria Group, Inc. (GTD by Philip Morris USA, Inc.):
5.800%, 2-14-39	1,905	2,139
5.950%, 2-14-49	3,730	4,242

		6,381

Total Consumer Staples - 0.8%		8,825

Energy
Oil & Gas Exploration & Production – 0.5%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.) (3-Month U.S. LIBOR plus 277.75 bps), 5.298%, 6-1-67(B)	5,750	5,290

Oil & Gas Refining & Marketing – 0.6%
Marathon Petroleum Corp., 5.850%, 12-15-45	5,097	5,617

Oil & Gas Storage & Transportation – 3.0%
Boardwalk Pipelines L.P. (GTD by Boardwalk Pipeline Partners L.P.), 4.800%, 5-3-29	6,220	6,489
Cheniere Energy Partners L.P., 5.250%, 10-1-25	3,000	3,101
EQT Midstream Partners L.P., 6.500%, 7-15-48	2,225	2,335
MPLX L.P., 5.500%, 2-15-49	4,125	4,667
Sabine Pass Liquefaction LLC, 5.625%, 3-1-25	2,950	3,302
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.), 6.850%, 2-15-40	1,265	1,498
Tennessee Gas Pipeline Co., 8.375%, 6-15-32	3,200	4,333
Tesoro Logistics L.P. and Tesoro Logistics Finance Corp.:
6.375%, 5-1-24	2,260	2,368
5.250%, 1-15-25	3,851	4,074

		32,167

Total Energy - 4.1%		43,074

Financials
Asset Management & Custody Banks – 0.5%
AXA Equitable Holdings, Inc., 5.000%, 4-20-48	5,160	5,319

Consumer Finance – 3.2%
Ally Financial, Inc., 3.875%, 5-21-24	3,000	3,075
Discover Bank:
8.700%, 11-18-19	458	468
3.100%, 6-4-20	1,220	1,226
3.450%, 7-27-26	3,975	4,043
4.650%, 9-13-28	4,475	4,893
Ford Motor Credit Co. LLC:
2.459%, 3-27-20	2,138	2,131
5.750%, 2-1-21	5,361	5,581
5.875%, 8-2-21	2,560	2,699
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.), 4.200%, 11-6-21	5,825	5,998
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.) (3-Month U.S. LIBOR plus 85 bps), 3.442%, 4-9-21(B)	4,100	4,098

		34,212

Diversified Banks – 5.2%
Bank of America Corp., 3.974%, 2-7-30	9,400	10,067
Citibank N.A. (3-Month U.S. LIBOR plus 60 bps), 3.123%, 5-20-22(B)	10,000	10,012
Citizens Bank N.A. (3-Month U.S. LIBOR plus 95 bps), 3.280%, 3-29-23(B)	10,400	10,451
Comerica, Inc., 4.000%, 7-27-25	2,150	2,273
Compass Bank:
3.500%, 6-11-21	2,000	2,038
3.875%, 4-10-25	6,750	6,989
HSBC Holdings plc, 3.262%, 3-13-23	3,600	3,662
U.S. Bancorp, 5.300%, 12-29-49	1,675	1,738
Wells Fargo & Co., 3.000%, 10-23-26	1,500	1,516
Wells Fargo N.A. (3-Month U.S. LIBOR plus 62 bps), 3.141%, 5-27-22(B)	5,100	5,111
ZB N.A., 3.500%, 8-27-21	1,700	1,735

		55,592

Investment Banking & Brokerage – 1.2%
Charles Schwab Corp. (The), 4.625%, 12-29-49	4,200	4,218
Goldman Sachs Group, Inc. (The) (3-Month U.S. LIBOR plus 78 bps), 3.363%, 10-31-22(B)	5,780	5,783
Morgan Stanley:
5.500%, 7-28-21	990	1,051
3.125%, 7-27-26	1,400	1,426

		12,478

Life & Health Insurance – 1.2%
Teachers Insurance & Annuity Association of America, 4.270%, 5-15-47(A)	5,000	5,408
Unum Group:
4.000%, 6-15-29	2,260	2,316
5.750%, 8-15-42	3,750	4,327

		12,051

Other Diversified Financial Services – 1.8%
Citigroup, Inc., 4.400%, 6-10-25	5,000	5,336
Jefferies Group LLC and Jefferies Group Capital Finance, Inc., 4.150%, 1-23-30	2,915	2,793
JPMorgan Chase & Co., 5.000%, 12-29-49	4,975	4,959
JPMorgan Chase & Co. (3-Month U.S. LIBOR plus 347 bps), 6.053%, 4-29-49(B)	6,304	6,290

		19,378

Regional Banks – 1.7%
Regions Financial Corp., 3.800%, 8-14-23	2,275	2,379
SunTrust Banks, Inc. (3-Month U.S. LIBOR plus 59 bps), 3.115%, 5-17-22(B)	8,125	8,138
Synovus Financial Corp.:
3.125%, 11-1-22	5,680	5,706
5.750%, 12-15-25	2,000	2,040

		18,263

Reinsurance – 0.3%
Reinsurance Group of America, Inc., 3.900%, 5-15-29	2,725	2,827

Specialized Finance – 0.4%
Dell International LLC and EMC Corp., 5.450%, 6-15-23(A)	4,040	4,354

Total Financials - 15.5%		164,474

Health Care
Health Care Distributors – 0.2%
McKesson Corp., 3.650%, 11-30-20	2,500	2,539

Health Care Equipment – 0.7%
Boston Scientific Corp., 4.700%, 3-1-49	6,275	7,193

Health Care Facilities – 0.2%
NYU Hospitals Center, 4.428%, 7-1-42	2,315	2,607

Health Care Supplies – 0.2%
Bio-Rad Laboratories, Inc., 4.875%, 12-15-20	1,750	1,804

Total Health Care - 1.3%		14,143

Industrials
Airlines – 0.2%
British Airways plc, 5.625%, 6-20-20(A)	241	245
U.S. Airways Group, Inc., Class A, 6.250%, 4-22-23	2,164	2,355

		2,600

Marine – 0.4%
A.P. Moller - Maersk A/S, 4.500%, 6-20-29(A)	4,540	4,614

Railroads – 0.3%
Westinghouse Air Brake Technologies Corp. (3-Month U.S. LIBOR plus 105 bps), 3.710%, 9-15-21(B)	2,700	2,692

Total Industrials - 0.9%		9,906

Information Technology
Application Software – 0.5%
Block Financial LLC (GTD by H&R Block, Inc.), 4.125%, 10-1-20	5,000	5,084

IT Consulting & Other Services – 0.4%
International Business Machines Corp., 2.800%, 5-13-21	4,280	4,330

Technology Hardware, Storage & Peripherals – 0.3%
Dell International LLC and EMC Corp., 5.300%, 10-1-29(A)	2,950	3,105

Total Information Technology - 1.2%		12,519

Materials
Forest Products – 0.1%
Norbord, Inc., 5.750%, 7-15-27(A)	500	505

Total Materials - 0.1%		505

Real Estate
Specialized REITs – 0.5%
American Tower Corp., 3.070%, 3-15-23(A)	3,100	3,149
Ventas Realty L.P. (GTD by Ventas, Inc.), 3.100%, 1-15-23	2,300	2,340

		5,489

Total Real Estate - 0.5%		5,489

Utilities
Electric Utilities – 5.7%
Cleco Corporate Holdings LLC, 3.743%, 5-1-26(C)	2,200	2,221
Entergy Mississippi, Inc., 3.250%, 12-1-27	2,750	2,785
Entergy Texas, Inc., 3.450%, 12-1-27	3,600	3,654
Eversource Energy, 3.800%, 12-1-23	3,550	3,744
FirstEnergy Transmission LLC, 5.450%, 7-15-44(A)	3,871	4,595
Indianapolis Power & Light Co., 4.700%, 9-1-45(A)	3,150	3,548
IPALCO Enterprises, Inc.:
3.450%, 7-15-20	2,300	2,314
3.700%, 9-1-24	2,650	2,742
Metropolitan Edison Co., 4.300%, 1-15-29(A)	3,000	3,276
MidAmerican Energy Co., 4.250%, 7-15-49	3,500	3,979
Mississippi Power Co. (3-Month U.S. LIBOR plus 65 bps), 2.961%, 3-27-20(B)	2,100	2,101
Pennsylvania Electric Co., 3.600%, 6-1-29(A)	3,425	3,536
PPL Capital Funding, Inc. (GTD by PPL Corp.) (3-Month LIBOR plus 266.5 bps), 4.995%, 3-30-67(B)	9,750	8,899
Southern Power Co., Series F, 4.950%, 12-15-46	6,190	6,633
Vistra Operations Co. LLC:
3.550%, 7-15-24(A)	2,500	2,514
4.300%, 7-15-29(A)	3,500	3,550

		60,091

Gas Utilities – 1.0%
AGL Capital Corp., 3.875%, 11-15-25	7,050	7,409
El Paso Natural Gas Co. LLC, 8.375%, 6-15-32(C)	2,000	2,687

		10,096

Multi-Utilities – 1.3%
Dominion Energy, Inc., 2.000%, 8-15-21	9,000	9,010
Public Service Enterprise Group, Inc., 2.875%, 6-15-24	5,200	5,248

		14,258

Total Utilities - 8.0%		84,445

TOTAL CORPORATE DEBT SECURITIES – 34.9%		$369,778

(Cost: $358,939)

MORTGAGE-BACKED SECURITIES
Commercial Mortgage-Backed Securities - 5.9%
BAMLL Commercial Mortgage Securities Trust 2014-520M, Class A (Mortgage spread to 10-year U.S. Treasury index), 4.325%, 8-15-46(A)(B)	4,130	4,595
Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2018-TBR, Class A (1-Month U.S. LIBOR plus 83 bps), 3.224%, 12-15-36(A)(B)	10,000	9,994
Credit Suisse Comm Mortgage Trust, Comm Mortgage Pass-Through Certs, Series 2014-ICE, Class B (Mortgage spread to 10-year U.S. Treasury index), 3.500%, 6-25-47(A)(B)	4,775	4,756
Credit Suisse Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2014-ICE, Class B, 3.304%, 9-15-37(A)	1,500	1,528
GS Mortgage Securities Corp. Trust, Commercial Mortgage Pass-Through Certificates, Series 2012-BWTR (Mortgage spread to 5-year U.S. Treasury index), 3.440%, 11-5-34(A)(B)	1,000	999
Hometown Commercial Trust, Commercial Mortgage-Backed Notes, Series 2007-1, 6.057%, 6-11-39(A)	6	5
Invitation Homes Trust, Series 2018-SFR1 (1-Month U.S. LIBOR plus 125 bps), 3.644%, 3-17-37(A)(B)	4,500	4,476
Invitation Homes Trust, Series 2018-SFR3, Class A (1-Month U.S. LIBOR plus 100 bps), 3.394%, 7-17-37(A)(B)	4,883	4,879

Invitation Homes Trust, Series 2018-SFR3, Class D (1-Month U.S. LIBOR plus 165 bps), 4.044%, 7-17-37(A)(B)	5,000	4,997
JPMorgan Chase Comm Mortgage Securities Trust, Comm Mortgage Pass-Through Certificates, Series 2016-JP3 (10-Year U.S. Treasury index plus 110 bps), 3.648%, 12-15-49(B)	575	611
JPMorgan Chase Commercial Mortgage Securities Trust, Commercial Mortgage Pass-Through Certificates, Series 2017-JP5, 3.723%, 3-15-50	1,500	1,604
Mellon Residential Funding, 6.750%, 6-25-28	1	1
UBS Commercial Mortgage Trust, Series 2017-C1, Class AS, 3.724%, 6-15-50	8,000	8,345
UBS Commercial Mortgage Trust, Series 2017-C6, Class A5, 3.580%, 12-15-50	7,000	7,414
UBS Commercial Mortgage Trust, Series 2017-C6, Class A5 (Mortgage spread to 10-year U.S. Treasury index), 4.061%, 12-15-50(B)	2,300	2,456
Vornado DP LLC Trust 2010, Commercial Mortgage Pass-Through Certificates, Series 2010-VNO, 5.280%, 9-13-28(A)	1,200	1,229
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, 2.814%, 8-15-49	4,600	4,592

		62,481

Other Mortgage-Backed Securities - 9.9%
Agate Bay Mortgage Loan Trust 2015-6, Class B1 (Mortgage spread to 10-year U.S. Treasury index), 3.612%, 9-25-45(A)(B)	6,405	6,617
Agate Bay Mortgage Loan Trust 2016-1, Class B1 (Mortgage spread to 7-year U.S. Treasury index), 3.777%, 12-25-45(A)(B)	6,322	6,657
Bear Stearns Mortgage Securities, Inc., 8.000%, 11-25-29	60	42
Bellemeade Re Ltd., Series 2017-1, Class M1 (1-Month U.S. LIBOR plus 150 bps), 4.104%, 10-25-27(A)(B)	2,679	2,696
Bellemeade Re Ltd., Series 2018-1A, Class M1B (1-Month U.S. LIBOR plus 160 bps), 4.004%, 4-25-28(A)(B)	5,000	5,018
CHL Mortgage Pass-Through Trust 2004-J4, 5.250%, 5-25-34	63	62

Citigroup Mortgage Loan Trust, Series 2018-RP1 (3-year U.S. Treasury index plus 60 bps), 3.000%, 9-25-64(A)(B)	3,447		3,492
COLT Funding LLC Mortgage Loan Trust 2019-3, Class A1, 2.764%, 8-25-49(A)(B)	7,300		7,300
Home Partners of America Trust, Series 2018-1, Class A (1-Month U.S. LIBOR plus 90 bps), 3.294%, 7-17-37(A)(B)	6,818		6,784
Invitation Homes Trust, Series 2018-SFR4, Class C (1-Month U.S. LIBOR plus 140 bps), 3.794%, 1-17-38(A)(B)	9,600		9,623
JPMorgan Mortgage Trust 2004-A3 (Mortgage spread to 10-year U.S. Treasury index), 4.874%, 7-25-34(B)	37		38
JPMorgan Mortgage Trust 2006-A2 (Mortgage spread to 7-year U.S. Treasury index), 3.371%, 10-25-46(A)(B)	2,816		2,744
JPMorgan Mortgage Trust 2013-2, Class B3 (Mortgage spread to 7-year U.S. Treasury index), 3.648%, 5-25-43(A)(B)	2,612		2,639
JPMorgan Mortgage Trust 2013-2, Class B4 (Mortgage spread to 5-year U.S. Treasury index), 3.648%, 5-25-43(A)(B)	1,628		1,635
JPMorgan Mortgage Trust 2017-A13 (Mortgage spread to 10-year U.S. Treasury index), 3.500%, 11-25-48(A)(B)	6,794		6,852
Morgan Stanley BAML Trust, Series 2016-C32, 3.720%, 12-15-49	320		342
Morgan Stanley Capital I Trust 2012-STAR, Class B, 3.451%, 8-5-34(A)	930		952
Progress Residential Trust, Series 2018-SFR3, Class C, 4.178%, 10-17-35(A)	5,000		5,132
Prudential Home Mortgage Securities (Mortgage spread to 2-year U.S. Treasury index):
6.730%, 4-28-24(A)(B)	—	*	—	*
7.672%, 9-28-24(A)(B)	—	*	1
PSMC Trust, Series 2018-1A (Mortgage spread to 2-year U.S. Treasury index), 3.500%, 2-25-48(A)(B)	8,754		8,887
RASC, Series 2003-KS10 Trust, 6.410%, 12-25-33	146		96
Salomon Brothers Mortgage Securities VII, Inc., Mortgage Pass-Through Certificates, Series 1997-HUD1 (Mortgage spread to 3-year U.S. Treasury index), 4.722%, 12-25-30(B)	742		113

Sequoia Mortgage Trust 2012-5, Class B2 (Mortgage spread to 3-year U.S. Treasury index), 3.897%, 11-25-42(B)	4,169	4,274
Sequoia Mortgage Trust 2015-3, Class B1 (Mortgage spread to 7-year U.S. Treasury index), 3.711%, 7-25-45(A)(B)	3,792	3,867
Shellpoint Co-Originator Trust, Series 2015-1, Class B3 (Mortgage spread to 7-year U.S. Treasury index), 3.820%, 8-25-45(A)(B)	4,781	4,901
Structured Asset Mortgage Investments, Inc.:
0.835%, 5-2-30	5	1
Towd Point Mortgage Trust, Series 2015-2 (Mortgage spread to 7-year U.S. Treasury index), 4.558%, 11-25-57(A)(B)	7,050	7,419
Winwater Mortgage Loan Trust 2015-B1 (Mortgage spread to 10-year U.S. Treasury index), 3.788%, 8-20-45(A)(B)	6,472	6,689

		104,873

TOTAL MORTGAGE-BACKED SECURITIES – 15.8%		$167,354

(Cost: $166,507)

MUNICIPAL BONDS - TAXABLE
Alabama – 0.4%
Muni Elec Auth of GA, Plant Vogtle Units 3 & 4 Proj M Bonds, Ser 2010A, 6.655%, 4-1-57	2,995	3,919

New York – 0.7%
Port Auth of NY & NJ Consolidated Bonds, 168th Ser, 4.926%, 10-1-51	2,690	3,394
Port Auth of NY & NJ Consolidated Bonds, Ser 174, 4.458%, 10-1-62	3,000	3,597

		6,991

Washington – 0.1%
Pub Util Dist No. 1, Douglas Cnty, WA, Wells Hydroelec Bonds, Ser 2010A, 5.450%, 9-1-40	1,205	1,518

TOTAL MUNICIPAL BONDS - TAXABLE – 1.2%		$12,428

(Cost: $10,412)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations - 16.3%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO, 5.300%, 1-15-33	49	55

Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 280 bps), 7.204%, 5-25-28(B)	3,700	4,023
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 380 bps), 6.204%, 3-25-29(B)	4,000	4,254
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 445 bps), 6.854%, 4-25-30(B)	1,250	1,324
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 455 bps), 6.954%, 10-25-24(B)	2,316	2,493
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 515 bps), 7.554%, 11-25-28(B)	3,110	3,439
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 555 bps), 7.954%, 7-25-28(B)	6,400	7,250
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 95 bps), 3.354%, 10-25-29(B)	5,700	5,456
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 30-year U.S. Treasury index), 4.000%, 8-25-56(A)(B)	1,466	1,471
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 7-year U.S. Treasury index), 4.000%, 7-25-56(B)	5,830	5,876

Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
5.500%, 9-1-19	—	*	—	*
5.000%, 4-1-23	85		89
3.500%, 8-1-26	319		332
2.500%, 3-1-28	378		381
2.500%, 4-1-28	337		340
5.000%, 5-1-29	31		32
3.500%, 5-1-32	876		909
6.500%, 9-1-32	24		28
6.000%, 11-1-33	33		37
5.500%, 5-1-34	282		315
6.500%, 5-1-34	86		100
5.500%, 6-1-34	76		85
5.000%, 9-1-34	1		1
5.500%, 9-1-34	3		3
5.500%, 10-1-34	109		121
5.500%, 7-1-35	38		42
5.000%, 8-1-35	32		35
5.500%, 10-1-35	39		44
5.000%, 11-1-35	97		106
5.000%, 12-1-35	20		22
6.500%, 7-1-36	18		20
7.000%, 12-1-37	21		24
5.500%, 2-1-39	196		216
5.000%, 11-1-39	89		98
5.000%, 1-1-40	489		535
5.000%, 4-1-40	178		193
5.000%, 8-1-40	155		169
4.000%, 10-1-40	400		423
4.000%, 11-1-40	534		567
4.500%, 1-1-41	406		436
4.000%, 2-1-41	993		1,048
4.000%, 3-1-41	327		348
4.500%, 3-1-41	228		245
4.500%, 4-1-41	659		711
4.000%, 6-1-41	370		393
4.000%, 8-1-41	210		221
4.000%, 11-1-41	2,747		2,898
3.500%, 3-1-42	1,333		1,383
3.000%, 8-1-42	861		878
3.500%, 8-1-42	2,166		2,249
3.000%, 1-1-43	1,066		1,088
3.000%, 2-1-43	1,344		1,374
3.500%, 7-1-44	1,633		1,694
3.500%, 12-1-44	3,223		3,333
3.500%, 5-25-45	3,907		3,964
3.000%, 10-25-46	1,290		1,292
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 300 bps), 5.404%, 10-25-29(B)	3,000		3,131
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 365 bps), 6.054%, 9-25-29(B)	2,350		2,500
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 430 bps), 6.704%, 2-25-25(B)	2,038		2,180
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 440 bps), 6.804%, 1-25-24(B)	4,000		4,372
Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 445 bps), 6.854%, 1-25-29(B)	7,258		7,729

Federal National Mortgage Association Agency REMIC/CMO (1-Month U.S. LIBOR plus 550 bps), 7.904%, 9-25-29(B)	2,650	3,000

Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.500%, 9-1-19	—	*	—	*
3.000%, 9-1-22	257		262
5.000%, 7-1-23	51		54
6.000%, 8-1-23	49		50
5.500%, 2-1-24	24		25
4.500%, 4-1-25	83		88
3.500%, 11-1-25	194		202
3.500%, 6-1-26	304		315
2.500%, 11-1-27	671		676
6.000%, 8-1-29	23		25
7.500%, 5-1-31	12		14
7.000%, 9-1-31	4		5
7.000%, 11-1-31	61		69
6.500%, 12-1-31	6		7
6.500%, 2-1-32	60		70
7.000%, 2-1-32	46		54
7.000%, 3-1-32	64		75
6.500%, 4-1-32	11		12
6.500%, 5-1-32	20		22
6.500%, 7-1-32	7		8
6.500%, 8-1-32	11		12
6.000%, 9-1-32	13		15
6.500%, 9-1-32	27		30
6.000%, 10-1-32	214		243
6.500%, 10-1-32	27		31
6.000%, 11-1-32	165		188
3.500%, 12-1-32	1,172		1,215
6.000%, 3-1-33	255		287
5.500%, 4-1-33	206		227
6.000%, 4-1-33	5		6
5.500%, 5-1-33	17		19
6.000%, 6-1-33	34		37
6.500%, 8-1-33	11		12
6.000%, 10-1-33	36		40
6.000%, 12-1-33	57		64
5.500%, 1-1-34	44		49
5.500%, 1-1-34	43		47
6.000%, 1-1-34	27		31
5.000%, 3-1-34	11		12
5.500%, 3-1-34	18		20
5.500%, 4-1-34	16		18
5.000%, 5-1-34	8		8
6.000%, 8-1-34	39		43
5.500%, 9-1-34	149		163
6.000%, 9-1-34	50		56
6.500%, 9-1-34	86		95
5.500%, 11-1-34	175		189
6.000%, 11-1-34	71		79
6.500%, 11-1-34	4		5
5.000%, 12-1-34	245		266
5.500%, 1-1-35	147		163
5.500%, 1-1-35	22		23
5.500%, 2-1-35	379		420
5.500%, 2-1-35	37		41
6.500%, 3-1-35	100		116
5.500%, 4-1-35	99		110
4.500%, 5-1-35	154		165
5.500%, 6-1-35	5		5
4.500%, 7-1-35	137		146
5.000%, 7-1-35	271		296
5.000%, 7-1-35	57		61
5.500%, 7-1-35	41		46
5.500%, 8-1-35	5		6
5.500%, 10-1-35	193		216
5.500%, 11-1-35	89		99
5.000%, 2-1-36	24		27
5.500%, 2-1-36	30		32
6.500%, 2-1-36	25		27
5.500%, 9-1-36	131		146
5.500%, 11-1-36	53		59
6.000%, 11-1-36	32		36
6.000%, 1-1-37	26		30
6.000%, 5-1-37	64		74
5.500%, 6-1-37	36		40
6.000%, 8-1-37	40		45
7.000%, 10-1-37	16		16

5.500%, 3-1-38	131	148
5.000%, 4-1-38	132	145
6.000%, 10-1-38	94	105
4.500%, 6-1-39	92	99
4.000%, 7-1-39 TBA	4,000	4,133
5.000%, 12-1-39	245	271
5.500%, 12-1-39	134	147
5.000%, 3-1-40	539	586
4.500%, 10-1-40	492	529
4.000%, 12-1-40	675	712
3.500%, 4-1-41	1,274	1,321
4.000%, 4-1-41	897	948
4.500%, 4-1-41	1,307	1,413
5.000%, 4-1-41	134	147
4.500%, 7-1-41	683	734
4.000%, 8-1-41	551	581
4.000%, 9-1-41	804	850
4.000%, 10-1-41	926	979
3.500%, 11-1-41	2,275	2,362
3.500%, 1-1-42	621	645
3.500%, 4-1-42	4,201	4,361
3.500%, 7-1-42	15,125	15,458
3.500%, 8-1-42	1,344	1,395
3.000%, 9-1-42	1,474	1,502
3.500%, 1-1-43	741	769
3.500%, 2-1-43	983	1,029
3.000%, 5-1-43	2,007	2,041
4.000%, 1-1-44	838	896
4.000%, 4-1-44	2,143	2,246
3.000%, 7-1-44	6,000	6,048
3.500%, 5-1-45	1,829	1,884
3.500%, 6-1-45	1,077	1,116
3.500%, 7-1-45	1,401	1,443
3.500%, 8-1-45	1,860	1,918
3.500%, 9-1-45	1,292	1,333
3.000%, 1-1-46	3,042	3,081
4.000%, 2-1-47	727	760
Government National Mortgage Association Agency REMIC/CMO:
0.643%, 7-16-40(D)	13	—	*
0.018%, 6-17-45(D)	190	—	*
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.250%, 7-15-24	40	43
4.000%, 8-20-31	497	519
5.000%, 7-15-33	95	103
5.000%, 7-15-34	76	83
5.500%, 12-15-34	96	108
5.000%, 1-15-35	106	115
3.250%, 11-20-35	531	548
5.000%, 12-15-35	178	196
4.000%, 6-20-36	768	803
5.500%, 7-15-38	85	94
5.500%, 10-15-38	128	142
5.500%, 2-15-39	22	24
5.000%, 12-15-39	96	106
5.000%, 1-15-40	610	663
4.500%, 6-15-40	292	315
5.000%, 7-15-40	122	129
4.000%, 12-20-40	380	406
4.000%, 1-15-41	433	460
4.000%, 10-15-41	257	273
3.500%, 10-20-43	1,145	1,193
4.000%, 12-20-44	386	406
3.500%, 2-20-45	1,808	1,876
3.000%, 3-15-45	2,512	2,564
3.000%, 3-20-45	1,218	1,247
3.500%, 4-20-46	774	799
U.S. Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust 1995-1, Class 2, 7.793%, 2-15-25	8	9

U.S. Dept of Veterans Affairs, Gtd REMIC Pass-Through Certs, Vendee Mortgage Trust 1995-1, Class 1 (Mortgage spread to 3-year U.S. Treasury index), 6.421%, 2-15-25(B)	33	36

		172,755

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 16.3%		$172,755

(Cost: $171,867)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations - 16.9%
U.S. Treasury Bonds:
5.375%, 2-15-31(E)(F)	4,940	6,631
3.000%, 2-15-48	13,563	14,836
3.000%, 2-15-49	31,356	34,389
U.S. Treasury Notes:
1.375%, 1-15-20	2,100	2,092
1.375%, 2-15-20	21,000	20,910
1.250%, 2-29-20	10,000	9,947
1.375%, 4-30-20	20,000	19,893
1.375%, 5-31-20	22,220	22,091
2.875%, 10-31-20	1,080	1,094
2.250%, 4-30-24	6,800	6,951
2.000%, 5-31-24	10,000	10,112
2.500%, 1-31-25	4,265	4,421
2.750%, 8-31-25	3,500	3,684
3.000%, 9-30-25	5,000	5,339
2.625%, 12-31-25	3,100	3,245
2.125%, 5-31-26	12,150	12,345
2.375%, 5-15-29(F)	1,700	1,756

		179,736

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 16.9%		$179,736

(Cost: $174,569)

SHORT-TERM SECURITIES
Commercial Paper(G) - 3.1%
General Mills, Inc., 2.860%, 7-15-19	5,000	4,994
International Paper Co., 2.860%, 7-15-19	10,000	9,988
McCormick & Co., Inc., 2.492%, 7-9-19	2,358	2,356
Prudential Funding LLC (GTD by Prudential Financial, Inc.), 2.350%, 7-1-19	7,001	7,000
Sonoco Products Co., 2.531%, 7-1-19	8,850	8,848

		33,186

Master Note - 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.620%, 7-5-19(H)	2,306	2,306

United States Government Agency Obligations - 0.2%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate), 2.400%, 7-7-19(H)	1,750	1,750

TOTAL SHORT-TERM SECURITIES – 3.5%		$37,242

(Cost: $37,249)

TOTAL INVESTMENT SECURITIES – 102.2%		$1,085,725

(Cost: $1,064,016)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.2)%		(23,640)

NET ASSETS – 100.0%		$1,062,085

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019 the total value of these securities amounted to $285,009 or 26.8% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Description of the reference rate and spread, if applicable, are included in the security description.
(C)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2019.
(D)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.
(E)	All or a portion of securities with an aggregate value of $1,913 have been pledged as collateral on open futures contracts.
(F)	All or a portion of securities with an aggregate value of $5,801 are on loan.
(G)	Rate shown is the yield to maturity at June 30, 2019.
(H)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following futures contracts were outstanding at June 30, 2019 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. 10-Year Ultra Treasury Note	Short	359	9-19-19	35,900	$(49,587)	$(1,067)
U.S. Treasury Ultra Long Bond	Short	70	9-19-19	7,000	(12,429)	(386)
U.S. 30-Year Treasury Bond	Long	554	9-30-19	55,400	86,199	2,314
U.S. 5-Year Treasury Note	Long	726	10-3-19	72,600	85,781	1,048

					$109,964	$1,909

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$146,432	$—
Corporate Debt Securities	—	369,778	—
Mortgage-Backed Securities	—	167,354	—
Municipal Bonds	—	12,428	—
United States Government Agency Obligations	—	172,755	—
United States Government Obligations	—	179,736	—
Short-Term Securities	—	37,242	—

Total	$—	$1,085,725	$—

Futures Contracts	$3,362	$—	$—

Liabilities
Futures Contracts	$1,453	$—	$—

During the period ended June 30, 2019, securities totaling $113 were transferred from Level 3 to Level 2 due to increased availability of observable market data due to increased market activity or information for these securities.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at June 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,064,016

Gross unrealized appreciation	25,271
Gross unrealized depreciation	(3,562)

Net unrealized appreciation	$21,709